Commitments and Contingencies	3 Months Ended
Mar. 31, 2024
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 5 - COMMITMENTS AND CONTINGENCIES

Registration Rights

The holders of the Founder Shares, Private Placement Warrants and any warrants that may be issued upon conversion of Working Capital Loans (and any Class A ordinary shares issuable upon the exercise of the Private Placement Warrants and warrants that may be issued upon conversion of Working Capital Loans) are entitled to registration rights pursuant to a registration and shareholder rights agreement signed upon the effective date of the Initial Public Offering. The holders of these securities are entitled to make up to three demands, excluding short form demands, that the Company registers such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the Company’s completion of the initial Business Combination. However, the registration and shareholder rights agreement provides that the Company will not permit any registration statement filed under the Securities Act to become effective until termination of the applicable lock-up periods with respect to such securities. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting Agreement

The underwriter was entitled to an underwriting discount of $0.10 per Unit, or $2.5 million in the aggregate, paid upon the closing of the Initial Public Offering (including over-allotment). In addition, $0.55 per unit, or $13.9 million in the aggregate, will be payable to the underwriter for deferred underwriting commissions. The deferred fee will become payable to the underwriter from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement. On January 26, 2023, the underwriter agreed to waive their rights to their deferred underwriting commission held in the Trust Account in the event the Company does not complete a Business Combination within in the Combination Period and, in such event, such amount will be included with the other funds held in the Trust Account that will be available to fund the redemption of the Public Shares.

On January 26, 2023, Nomura Securities International, Inc. (“Nomura”) the underwriter for the initial public offering of the Company, pursuant to a letter dated as of the same date, waived its entitlement to the payment of the deferred underwriting discount then payable to Nomura in connection with the initial public offering and pursuant to the prior underwriting agreement between Nomura and the Company dated December 8, 2021. Other than such waiver, the letter did not waive any rights or obligations of the Company or Nomura which survive the termination of the underwriting agreement.

Risks and Uncertainties

Management also continues to evaluate the impact of the volatility and disruptions in the financial markets caused by, among other things, the ongoing conflict in Ukraine, rising interest rates and mounting inflationary cost pressures and recessionary fears. The specific impact on the Company’s financial condition, results of operations, and cash flows is also not determinable as of the date of these consolidated financial statements.

Termination of Previously Planned Merger Agreement

As previously announced, on May 22, 2023, the Company., GGAC Merger Sub, Inc., a Florida corporation and newly formed wholly-owned subsidiary of GGAA (“Merger Sub”); NextTrip Holdings, Inc., a Florida corporation (“NextTrip”); and William Kerby, solely in his capacity as the representative for NextTrip’s shareholders as discussed in the Plan of Merger entered into an Agreement and Plan of Merger (the “Plan of Merger”) with the Company.

The Plan of Merger had contemplated that the Company and NextTrip would engage in a series of transactions pursuant to which, among other transactions, Merger Sub would merge with and into NextTrip, with NextTrip continuing as the surviving entity upon the closing of the transactions contemplated by the Plan of Merger, and becoming a wholly-owned subsidiary of the Company.

Effective as of August 16, 2023 and in accordance with Section 7.1(a) of the Plan of Merger, GGAA and NextTrip mutually agreed to terminate the Plan of Merger, pursuant to the terms of a termination agreement entered into by and between each of the parties to the Plan of Merger (the “Termination Agreement”). Additionally, under the Termination Agreement, each of GGAA, Merger Sub and the Purchaser Representative, released NextTrip, the Seller Representative, and each of their representatives, affiliates, agents and assigns, and each of NextTrip and the Seller Representative released GGAA, Merger Sub, the Purchaser Representative, and each of their representatives, affiliates, agents and assigns, for any claims, causes of action, liabilities or damages, except for certain liabilities that survive the termination pursuant to the terms of the Plan of Merger, or for breaches of the Termination Agreement.

On November 20, 2023, the Company, entered into that certain Contribution and Business Combination Agreement (the “Agreement”), by and between the Company and the Sponsor pursuant to which, among other things, (a) the Sponsor will contribute, transfer, convey, assign and deliver to the Company all of the Sponsor’s rights, title and interest in and to a portfolio of patents acquired by the Sponsor pursuant to that certain Patent Purchase Agreement, effective as of September 21, 2023 (as amended by the First Amendment to Patent Sale Agreement dated November 14, 2023 and as it may be further amended from time to time, the “Patent Purchase Agreement”), by and between the Sponsor and MindMaze Group SA, a Swiss corporation (“MindMaze”), and which includes (i) the Assigned Patent Rights, including the Additional Rights, as such terms are defined in the Patent Purchase Agreement, and (ii) all other intellectual property rights acquired by the Sponsor under the Patent Purchase Agreement, and (b) the Company will pay to the Sponsor one thousand dollars ($1,000) and will assume and agree to perform and discharge all of the Sponsor’s obligations under the Patent Purchase Agreement, including the obligation to pay to MindMaze a purchase price of $21 Million (the “MindMaze IP Purchase Price”) on or prior to May 31, 2024 (the “Outside Date”) and the obligation to share certain revenues with MindMaze, on the terms and subject to the conditions set forth in the Patent Purchase Agreement (collectively, the “Transaction”). The Company and the Sponsor then amended the Agreement, extending the Outside Date to August 30, 2024.

On May 21, 2024, the Company convened an extraordinary general meeting of shareholders (the “May 2024 EGM”). There were 5,852,011 ordinary shares of Genesis SPAC present at said meeting in person or represented by proxy, which is 91.34% of the total outstanding shares, constituting a quorum. The Company put forth to a vote for approval of the Business Combination with Sponsor (as described above), a vote to change the name of the Company to “NeuroMind AI Corp” and a vote to adjourn the May 2024 EGM. All proposals were approved during the May 2024 EGM.